UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Anthony H. Zacharski
Dechert LLP
90 State House Square
Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	181,413	$25,165,611	2.84%

Application Software
salesforce.com, inc.*	152,742	10,635,426	1.20

Biotechnology
Biogen Idec Inc.*	104,323	42,140,233	4.76
Celgene Corporation*	164,783	19,071,160	2.15
Vertex Pharmaceuticals, Inc.*	193,460	23,888,441	2.70
		85,099,834	9.61

Cable & Satellite
Comcast Corporation - Cl. A	440,595	26,497,383	2.99

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	720,884	48,407,361	5.47

Drug Retail
CVS Health Corporation	160,201	16,801,881	1.90

Footwear
NIKE, Inc. - Cl. B	369,313	39,893,190	4.50

General Merchandise Stores
Dollar Tree, Inc.*	338,408	26,730,848	3.02

Health Care Facilities
HCA Holdings, Inc.*	446,699	40,524,533	4.58

Home Entertainment Software
Electronic Arts, Inc.*	246,233	16,374,495	1.85

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	132,828	10,927,759	1.23
Facebook, Inc. - Cl. A*	761,329	65,295,382	7.37
LinkedIn Corporation - Cl. A*	102,728	21,226,687	2.40
		97,449,828	11.00

Investment Banking & Brokerage
The Charles Schwab Corporation	958,816	31,305,342	3.54

Life Sciences Tools & Services
Illumina, Inc.*	83,316	18,192,882	2.05

Managed Health Care
UnitedHealth Group, Inc.	287,373	35,059,506	3.96

Movies & Entertainment
The Walt Disney Company	429,830	$49,060,796	5.54%

Pharmaceuticals
Allergan PLC*	113,847	34,548,010	3.90
Novartis AG	280,877	27,683,636	3.13
Pacira Pharmaceuticals, Inc.*	260,858	18,447,878	2.08
Valeant Pharmaceuticals International, Inc.*	68,979	15,323,685	1.73
		96,003,209	10.84

Railroads
Canadian Pacific Railway Ltd.	162,447	26,028,883	2.94

Restaurants
Starbucks Corporation	712,574	38,204,655	4.31

Semiconductor Equipment
ASML Holding N.V.	277,992	28,947,307	3.27

Specialty Chemicals
The Sherwin-Williams Company	152,043	41,814,866	4.72

Technology Hardware, Storage & Peripherals
Apple, Inc.	602,605	75,581,732	8.53

TOTAL COMMON STOCKS (Cost $659,341,249)		873,779,568	98.66

SHORT-TERM INVESTMENTS

State Street Institutional U.S. Government Money Market Fund, 0.000%	16,958,998	16,958,998	1.91

TOTAL SHORT-TERM INVESTMENTS (Cost $16,958,998)		16,958,998	1.91

TOTAL INVESTMENTS (Cost $676,300,247)		890,738,566	100.57

Liabilities, Less Cash and Other Assets		(5,068,071)	(0.57)
NET ASSETS		$885,670,495	100.00%

*	Non-income producing.

 See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	100,382	$13,924,991	2.99%

Airlines
Delta Air Lines, Inc.	114,551	4,705,755	1.01

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	94,756	6,187,567	1.33

Application Software
salesforce.com, inc.*	175,367	12,210,804	2.62

Automobile Manufacturers
Tesla Motors, Inc.*	25,160	6,749,422	1.45

Biotechnology
Biogen Idec Inc.*	42,151	17,026,475	3.66
Celgene Corporation*	84,221	9,747,318	2.09
Incyte Corporation Ltd.*	49,576	5,166,315	1.11
Vertex Pharmaceuticals, Inc.*	112,907	13,941,756	2.99
		45,881,864	9.85

Cable & Satellite
Comcast Corporation - Cl. A	120,653	7,256,071	1.56

Communications Equipment
Palo Alto Networks, Inc.*	39,969	6,982,584	1.50

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	43,674	6,815,764	1.47
Visa, Inc. - Cl. A	203,363	13,655,826	2.93
		20,471,590	4.40
Drug Retail
CVS Health Corporation	86,021	9,021,882	1.94

Footwear
NIKE, Inc. - Cl. B	146,599	15,835,624	3.40

General Merchandise Stores
Dollar Tree, Inc.*	178,160	14,072,858	3.02

Health Care Facilities
HCA Holdings, Inc.*	168,951	15,327,235	3.29

Home Entertainment Software
Electronic Arts, Inc.*	186,843	12,425,060	2.67

Hotels, Resorts & Cruise Lines
Royal Caribbean Cruises Ltd.	68,279	$5,372,875	1.16%

Internet Retail
The Priceline Group, Inc.*	3,970	4,570,939	0.98

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	54,037	4,445,624	0.96
Facebook, Inc. - Cl. A*	287,330	24,642,857	5.29
LinkedIn Corporation - Cl. A*	49,097	10,144,913	2.18
Tencent Holdings Ltd.	348,400	6,957,618	1.49
		46,191,012	9.92

Investment Banking & Brokerage
The Charles Schwab Corporation	410,999	13,419,117	2.88

Life Sciences Tools & Services
Illumina, Inc.*	65,086	14,212,179	3.05

Managed Health Care
UnitedHealth Group, Inc.	119,297	14,554,234	3.13

Movies & Entertainment
The Walt Disney Company	192,649	21,988,957	4.72

Pharmaceuticals
Allergan PLC*	47,116	14,297,822	3.07
Pacira Pharmaceuticals, Inc.*	92,689	6,554,966	1.41
Valeant Pharmaceuticals International, Inc.*	61,089	13,570,921	2.91
Zoetis, Inc.	188,169	9,073,509	1.95
		43,497,218	9.34

Railroads
Canadian Pacific Railway Ltd.	42,062	6,739,594	1.45
Union Pacific Corporation	46,632	4,447,294	0.95
		11,186,888	2.40

Restaurants
Chipotle Mexican Grill, Inc.*	7,512	4,544,685	0.97
Starbucks Corporation	245,523	13,163,716	2.83
		17,708,401	3.80

Semiconductor Equipment
ASML Holding N.V.	103,836	10,812,443	2.32

Semiconductors
NXP Semiconductors N.V.*	109,638	10,766,452	2.31

Specialty Chemicals
The Sherwin-Williams Company	53,067	14,594,486	3.14

Specialty Stores
Signet Jewelers Ltd.	37,181	4,768,091	1.03

Technology Hardware, Storage & Peripherals
Apple, Inc.	257,175	32,256,174	6.93

TOTAL COMMON STOCKS (Cost $361,899,202)		$456,952,773	98.14

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	10,815,017	10,815,017	2.32%

TOTAL SHORT-TERM INVESTMENTS (Cost $10,815,017)		10,815,017	2.32

TOTAL INVESTMENTS (Cost $372,714,219)		467,767,790	100.46

Liabilities, Less Cash and Other Assets		(2,142,538)	(0.46)

NET ASSETS		$465,625,252	100.00%

*	Non-income producing.

 See notes to schedules of investments.

Marsico 21ST Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.	82,426	$4,525,187	1.48%
Lockheed Martin Corporation	20,577	3,825,264	1.26
The Boeing Company	58,402	8,101,526	2.66
		16,451,977	5.40
Air Freight & Logistics
XPO Logistics, Inc.*	52,493	2,371,634	0.78

Airlines
Delta Air Lines, Inc.	75,240	3,090,859	1.02

Application Software
Mobileye N.V.*	51,065	2,715,126	0.89
salesforce.com, inc.*	114,104	7,945,062	2.61
		10,660,188	3.50

Auto Parts & Equipment
Delphi Automotive PLC	77,607	6,603,580	2.17

Automobile Manufacturers
Tesla Motors, Inc.*	20,846	5,592,148	1.84

Automotive Retail
O'Reilly Automotive, Inc.*	13,619	3,077,622	1.01

Biotechnology
Alkermes PLC*	99,739	6,417,207	2.11
Biogen Idec Inc.*	31,363	12,668,770	4.16
Juno Therapeutics, Inc.*	22,350	1,191,926	0.39
Regeneron Pharmaceuticals, Inc.*	11,561	5,897,613	1.94
		26,175,516	8.60

Communications Equipment
Palo Alto Networks, Inc.*	21,707	3,792,213	1.25

Data Processing & Outsourced Services
Black Knight Financial Services, Inc. - Cl. A*	15,179	468,576	0.15
FleetCor Technologies, Inc.*	51,311	8,007,594	2.63
MasterCard, Inc. - Cl. A	105,354	9,848,492	3.24
		18,324,662	6.02

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	77,746	9,020,091	2.96

General Merchandise Stores
Burlington Stores, Inc.*	99,309	$5,084,621	1.67%

Health Care Equipment
DexCom, Inc.*	53,332	4,265,493	1.40

Health Care Facilities
Acadia Healthcare Company, Inc.*	41,110	3,220,146	1.06

Health Care Services
Envision Healthcare Holdings, Inc.*	120,343	4,751,142	1.56

Home Entertainment Software
Electronic Arts, Inc.*	153,145	10,184,142	3.34

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	169,843	9,518,002	3.13

Internet Retail
NetFlix, Inc.*	2,323	1,526,072	0.50

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	80,748	6,643,138	2.18
CoStar Group, Inc.*	18,909	3,805,625	1.25
Facebook, Inc. - Cl. A*	214,718	18,415,289	6.05
LinkedIn Corporation - Cl. A*	35,336	7,301,478	2.40
		36,165,530	11.88

Investment Banking & Brokerage
The Charles Schwab Corporation	230,969	7,541,138	2.48

Life Sciences Tools & Services
Illumina, Inc.*	28,546	6,233,305	2.05

Movies & Entertainment
The Walt Disney Company	98,032	11,189,372	3.67
Time Warner, Inc.	101,256	8,850,787	2.91
		20,040,159	6.58

Packaged Foods & Meats
Keurig Green Mountain, Inc.	26,627	2,040,427	0.67

Pharmaceuticals
Allergan PLC*	44,450	13,488,797	4.43
Endo International PLC*	110,634	8,811,998	2.89
		22,300,795	7.32

Railroads
Canadian Pacific Railway Ltd.	26,875	4,306,181	1.41
Genesee & Wyoming, Inc. - Cl. A*	36,285	2,764,191	0.91
		7,070,372	2.32

Regional Banks
First Republic Bank	93,351	5,883,913	1.93

Restaurants
Domino's Pizza, Inc.	48,411	5,489,807	1.80

Semiconductor Equipment
ASML Holding N.V.	71,822	$7,478,825	2.46%

Semiconductors
ARM Holdings PLC	190,851	3,109,700	1.02
NXP Semiconductors N.V.*	97,465	9,571,063	3.14
		12,680,763	4.16

Specialty Chemicals
Platform Specialty Products Corporation*	121,389	3,105,131	1.02
The Sherwin-Williams Company	18,748	5,156,075	1.69
		8,261,206	2.71

Specialty Stores
Party City Holdco, Inc.*	75,057	1,521,405	0.50

Technology Hardware, Storage & Peripherals
Apple, Inc.	73,979	9,278,816	3.05

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	45,185	5,194,919	1.71

TOTAL COMMON STOCKS (Cost $232,948,650)		300,891,488	98.83

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	4,969,739	4,969,739	1.63

TOTAL SHORT-TERM INVESTMENTS (Cost $4,969,739)		4,969,739	1.63

TOTAL INVESTMENTS (Cost $237,918,389)		305,861,227	100.46

Liabilities, Less Cash and Other Assets		(1,411,486)	(0.46)

NET ASSETS		$304,449,741	100.00%

*	Non-income producing.

 See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A. *	78,258	$3,265,614	3.21%

Airlines
Ryanair Holdings PLC Spon. ADR	47,332	3,377,138	3.32

Apparel, Accessories & Luxury Goods
Gildan Activewear, Inc.	67,100	2,228,966	2.19

Application Software
Constellation Software, Inc.	4,950	1,965,178	1.93

Asset Management & Custody Banks
Hargreaves Lansdown PLC	169,057	3,062,723	3.01

Auto Parts & Equipment
Delphi Automotive PLC	36,210	3,081,109	3.02

Biotechnology
Alkermes PLC*	33,287	2,141,686	2.10

Cable & Satellite
Liberty Global PLC - Series C*	101,286	5,128,110	5.04

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	45,999	4,299,987	4.22

Home Entertainment Software
Nintendo Co., Ltd.	12,100	2,023,835	1.99

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	57,345	3,213,614	3.16

Industrial Machinery
FANUC Corporation	5,000	1,024,635	1.01

Integrated Telecommunication Services
Cellnex Telecom SAU*	119,242	2,017,317	1.98

Internet Retail
Ctrip.com International, Ltd. ADR*	28,821	2,092,981	2.06
MakeMyTrip Ltd.*	55,821	1,098,557	1.08
Start Today Company Ltd.	78,600	2,199,657	2.16
Vipshop Holdings Ltd. Spon. ADR*	45,974	1,022,921	1.00
Yoox SpA*	61,175	1,979,191	1.94
		8,393,307	8.24

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	63,449	5,219,949	5.13

Auto Trader Group PLC*	494,223	$2,367,694	2.32%
Facebook, Inc. - Cl. A*	19,358	1,660,239	1.63
Tencent Holdings Ltd.	203,600	4,065,933	3.99
		13,313,815	13.07

Movies & Entertainment
Imax Corporation*	27,566	1,110,083	1.09

Pharmaceuticals
Concordia Healthcare Corporation	54,038	3,904,667	3.83
Endo International PLC*	49,110	3,911,612	3.84
Novartis AG	25,556	2,518,836	2.47
Shire PLC	18,888	1,512,082	1.49
Valeant Pharmaceuticals International, Inc.*	13,494	2,993,421	2.94
		14,840,618	14.57

Railroads
Canadian Pacific Railway Ltd.	25,791	4,130,277	4.06

Restaurants
Domino's Pizza Enterprises Ltd.	117,593	3,238,114	3.18
Domino's Pizza Group PLC	245,875	3,001,792	2.95
Restaurant Brands International, Inc.	76,445	2,929,882	2.87
		9,169,788	9.00

Semiconductor Equipment
ASML Holding N.V.	38,065	3,933,887	3.86

Semiconductors
ARM Holdings PLC	120,039	1,955,899	1.92
Infineon Technologies AG	245,301	3,043,762	2.99
NXP Semiconductors N.V.*	40,926	4,018,933	3.95
		9,018,594	8.86

TOTAL COMMON STOCKS (Cost $86,687,276)		100,740,281	98.93

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	1,954,884	1,954,884	1.92

TOTAL SHORT-TERM INVESTMENTS (Cost $1,954,884)		1,954,884	1.92

TOTAL INVESTMENTS (Cost $88,642,160)		102,695,165	100.85

Liabilities, Less Cash and Other Assets		(863,987)	(0.85)

NET ASSETS		$101,831,178	100.00%

*	Non-income producing.

 See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$3,238,114	3.15%
Canada	19,262,474	18.76
China/Hong Kong	12,401,784	12.08
France	3,265,614	3.18
Germany	3,043,762	2.96
India	1,098,557	1.07
Ireland	7,030,906	6.85
Italy	1,979,191	1.93
Japan	5,248,127	5.11
Netherlands	7,952,820	7.74
Spain	2,017,317	1.96
Switzerland	2,518,836	2.45
United Kingdom	18,597,327	18.11
United States(1)	15,040,336	14.65
	$102,695,165	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	2,514,521	$17,826,645	2.84%

Automotive Retail
O'Reilly Automotive, Inc.*	48,589	10,980,142	1.75

Biotechnology
Biogen Idec Inc.*	59,470	24,022,312	3.82

Broadcasting
CBS Corporation - Cl. B	273,413	15,174,422	2.41

Cable & Satellite
Liberty Global PLC - Series C*	408,123	20,663,268	3.29

Commodity Chemicals
LyondellBasell Industries N.V. - Cl. A	94,974	9,831,708	1.56

Construction & Engineering
Louis XIII Holdings Ltd.*	11,376,000	4,344,029	0.69

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	412,425	27,694,339	4.40

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	251,028	29,124,269	4.63

Diversified Banks
Citigroup, Inc.	435,041	24,031,665	3.82

Health Care Equipment
Medtronic, Inc.	273,585	20,272,649	3.22

Health Care Services
Envision Healthcare Holdings, Inc.*	489,564	19,327,987	3.08
Teladoc, Inc.*	76,783	1,458,877	0.23
		20,786,864	3.31

Home Improvement Retail
Lowe's Companies, Inc.	408,307	27,344,320	4.35

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	164,815	13,364,848	2.13

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	184,201	15,154,216	2.41
Facebook, Inc. - Cl. A*	298,808	25,627,268	4.08
		40,781,484	6.49

Leisure Facilities
ClubCorp Holdings, Inc.	1,015,139	$24,241,519	3.86%

Mortgage REITs
Starwood Property Trust, Inc.	733,735	15,826,664	2.52

Movies & Entertainment
The Walt Disney Company	239,134	27,294,755	4.34

Pharmaceuticals
Eli Lilly & Company	112,907	9,426,605	1.50
Novartis AG	141,738	13,969,899	2.22
Pacira Pharmaceuticals, Inc.*	84,442	5,971,738	0.95
		29,368,242	4.67

Railroads
Canadian Pacific Railway Ltd.	121,684	19,497,427	3.10

Research & Consulting Services
Nielsen Holdings N.V.	362,925	16,248,152	2.58

Restaurants
Domino's Pizza Group PLC	1,547,692	18,895,170	3.00
Restaurant Brands International, Inc.	169,992	6,515,226	1.04
		25,410,396	4.04

Semiconductor Equipment
ASML Holding N.V.	138,180	14,388,683	2.29

Specialized Finance
CME Group, Inc.	184,225	17,143,979	2.73

Specialized REITs
Crown Castle International Corp.	193,284	15,520,705	2.47

Specialty Stores
Party City Holdco, Inc.*	157,323	3,188,937	0.51

Technology Hardware, Storage & Peripherals
Apple, Inc.	214,944	26,959,351	4.29

Wireless Telecommunication Services
Vodafone Group PLC	2,553,251	9,221,112	1.47

TOTAL COMMON STOCKS (Cost $440,013,934)		550,552,886	87.58

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	$6,000,000	6,352,500	1.01

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	6,000,000	5,565,000	0.88

Oil & Gas Exploration & Production
Antero Resources Corporation, 5.625%, 6/1/23	1,500,000	1,449,375	0.23

Real Estate Development
The Howard Hughes Corporation, 6.875%, 10/1/21	4,000,000	4,240,000	0.67

Research & Consulting Services
IHS, Inc., 5.000%, 11/1/22	$6,000,000	$5,962,500	0.95%

Semiconductors
Micron Technology, Inc., 5.500%, 2/1/25	4,000,000	3,748,000	0.60

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,120,000	0.66

TOTAL CORPORATE BONDS (Cost $32,027,628)		31,437,375	5.00

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS

Diversified Banks
Wells Fargo & Company, Series N, 5.200%	163,221	3,786,728	0.60

Mortgage REITs
NorthStar Realty Finance Corp., Series E, 8.750%	143,529	3,618,366	0.58

Regional Banks
BB&T Corporation, Series D, 5.850%	150,181	3,731,998	0.59
First Niagara Financial Group, Inc., Series B, 8.625%	168,558	4,551,066	0.73
Regions Financial Corporation, Series A, 6.375%	154,966	3,900,494	0.62
		12,183,558	1.94

TOTAL PREFERRED STOCKS (Cost $19,065,782)		19,588,652	3.12

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	28,932,522	28,932,522	4.60

TOTAL SHORT-TERM INVESTMENTS (Cost $28,932,522)		28,932,522	4.60

TOTAL INVESTMENTS (Cost $520,039,866)		630,511,435	100.30

Liabilities, Less Cash and Other Assets		(1,914,136)	(0.30)

NET ASSETS		$628,597,299	100.00%

*	Non-income producing.

 See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$26,012,653	4.13%
China/Hong Kong	19,498,245	3.09
Netherlands	24,220,391	3.84
Switzerland	13,969,899	2.22
United Kingdom	66,606,195	10.56
United States(1)	480,204,052	76.16
	$630,511,435	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A. *	33,828	$1,411,603	1.94%

Aerospace & Defense
BAE Systems PLC	210,314	1,491,017	2.05
Safran S.A.	30,338	2,056,058	2.82
		3,547,075	4.87

Airlines
Ryanair Holdings PLC Spon. ADR	27,763	1,980,890	2.72

Apparel, Accessories & Luxury Goods
Hermes International	4,317	1,610,365	2.21
lululemon athletica, inc.*	13,762	898,658	1.23
		2,509,023	3.44

Biotechnology
Biogen Idec Inc.*	5,740	2,318,616	3.18
Nivalis Therapeutics, Inc.*	68,969	1,044,880	1.44
Vertex Pharmaceuticals, Inc.*	15,228	1,880,354	2.58
		5,243,850	7.20

Cable & Satellite
Liberty Global PLC - Series C*	70,345	3,561,567	4.89

Data Processing & Outsourced Services
Black Knight Financial Services, Inc. - Cl. A*	7,231	223,221	0.31
FleetCor Technologies, Inc.*	9,741	1,520,181	2.08
Visa, Inc. - Cl. A	31,888	2,141,279	2.94
		3,884,681	5.33

Footwear
NIKE, Inc. - Cl. B	22,000	2,376,440	3.26

General Merchandise Stores
Dollar Tree, Inc.*	18,498	1,461,157	2.00

Health Care Facilities
HCA Holdings, Inc.*	13,836	1,255,202	1.72

Home Entertainment Software
Electronic Arts, Inc.*	20,375	1,354,937	1.86
Nintendo Co., Ltd.	5,600	936,651	1.28
		2,291,588	3.14

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	41,407	$2,320,448	3.18%

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	10,991	904,230	1.24
Auto Trader Group PLC*	180,099	862,808	1.19
Facebook, Inc. - Cl. A*	44,972	3,857,024	5.29
LinkedIn Corporation - Cl. A*	4,367	902,353	1.24
Tencent Holdings Ltd.	108,100	2,158,778	2.96
		8,685,193	11.92

Managed Health Care
UnitedHealth Group, Inc.	16,025	1,955,050	2.68

Movies & Entertainment
Imax Corporation*	28,857	1,162,071	1.59
The Walt Disney Company	21,955	2,505,944	3.44
		3,668,015	5.03

Pharmaceuticals
Allergan PLC*	7,495	2,274,433	3.12
Novartis AG	24,756	2,439,986	3.35
Pacira Pharmaceuticals, Inc.*	20,157	1,425,503	1.95
Valeant Pharmaceuticals International, Inc.*	7,371	1,637,468	2.25
		7,777,390	10.67

Railroads
Canadian Pacific Railway Ltd.	8,924	1,429,126	1.96

Restaurants
Chipotle Mexican Grill, Inc.*	1,090	659,439	0.91
Domino's Pizza Enterprises Ltd.	33,470	921,651	1.26
Domino's Pizza Group PLC	231,034	2,820,604	3.87
		4,401,694	6.04

Semiconductor Equipment
ASML Holding N.V.	26,631	2,773,086	3.81

Semiconductors
ARM Holdings PLC	104,583	1,704,061	2.34

Specialty Chemicals
The Sherwin-Williams Company	10,287	2,829,131	3.88

Specialty Stores
DavidsTea, Inc.*	9,232	198,396	0.27
Signet Jewelers Ltd.	5,307	680,569	0.94
		878,965	1.21

Technology Hardware, Storage & Peripherals
Apple, Inc.	39,788	4,990,410	6.85

TOTAL COMMON STOCKS (Cost $61,952,079)		72,935,645	100.08

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	709,647	$709,647	0.97%

TOTAL SHORT-TERM INVESTMENTS (Cost $709,647)		709,647	0.97

TOTAL INVESTMENTS (Cost $62,661,726)		73,645,292	101.05

Liabilities, Less Cash and Other Assets		(763,764)	(1.05)

NET ASSETS		$72,881,528	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$921,651	1.25%
Canada	5,325,719	7.23
China/Hong Kong	3,063,008	4.16
France	5,078,026	6.89
Ireland	1,980,890	2.69
Japan	936,651	1.27
Netherlands	2,773,086	3.77
Switzerland	2,439,986	3.31
United Kingdom	10,440,057	14.18
United States(1)	40,686,218	55.25
	$73,645,292	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Board of Trustees of The Marsico Investment Fund (the "Funds") and subject to review pursuant to procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the investment adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2015:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$180,386,872	$-	$-	$180,386,872
Consumer Staples	16,801,881	-	-	16,801,881
Financials	31,305,342	-	-	31,305,342
Health Care	274,879,964	-	-	274,879,964
Industrials	51,194,494	-	-	51,194,494
Information Technology	277,396,149	-	-	277,396,149
Materials	41,814,866	-	-	41,814,866
Short-term Investments	16,958,998	-	-	16,958,998
				$890,738,566

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	104,510,805	-	-	104,510,805
Consumer Staples	9,021,882	-	-	9,021,882
Financials	13,419,117	-	-	13,419,117
Health Care	133,472,730	-	-	133,472,730
Industrials	29,817,634	-	-	29,817,634
Information Technology	152,116,119	-	-	152,116,119
Materials	14,594,486	-	-	14,594,486
Short-term Investments	10,815,017	-	-	10,815,017
				$467,767,790

Marsico 21ST Century Fund
Assets
Common Stocks
Consumer Discretionary	58,453,416	-	-	58,453,416
Consumer Staples	11,060,518	-	-	11,060,518
Financials	13,425,051	-	-	13,425,051
Health Care	66,946,397	-	-	66,946,397
Industrials	28,984,842	-	-	28,984,842
Information Technology	108,565,139	-	-	108,565,139
Materials	8,261,206	-	-	8,261,206
Telecommunication Services	5,194,919	-	-	5,194,919
Short-term Investments	4,969,739	-	-	4,969,739
				$305,861,227

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$35,590,591	$-	$-	$35,590,591
Financials	3,062,723	-	-	3,062,723
Health Care	16,982,304	-	-	16,982,304
Industrials	8,532,050	-	-	8,532,050
Information Technology	34,555,296	-	-	34,555,296
Telecommunication Services	2,017,317	-	-	2,017,317
Short-term Investments	1,954,884	-	-	1,954,884
				$102,695,165

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	167,662,607	-	-	167,662,607
Consumer Staples	29,124,269	-	-	29,124,269
Financials	72,523,013	-	-	72,523,013
Health Care	94,450,067	-	-	94,450,067
Industrials	57,916,253	-	-	57,916,253
Information Technology	109,823,857	-	-	109,823,857
Materials	9,831,708	-	-	9,831,708
Telecommunication Services	9,221,112	-	-	9,221,112
Corporate Bonds	-	31,437,375	-	31,437,375
Preferred Stocks	19,588,652	-	-	19,588,652
Short-term Investments	28,932,522	-	-	28,932,522
				$630,511,435

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	22,588,912	-	-	22,588,912
Health Care	16,231,492	-	-	16,231,492
Industrials	6,957,091	-	-	6,957,091
Information Technology	24,329,019	-	-	24,329,019
Materials	2,829,131	-	-	2,829,131
Short-term Investments	709,647	-	-	709,647
				$73,645,292

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2011-2015 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2015 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21ST Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$677,600,398	$372,963,777	$238,919,321	$90,587,985	$520,815,074	$62,743,872

Gross Unrealized Appreciation	$221,204,521	$102,119,449	$70,344,383	$12,731,463	$123,645,388	$11,509,941
Gross Unrealized Depreciation	(8,066,353)	(7,315,436)	(3,402,476)	(624,283)	(13,949,027)	(608,521)

Net Unrealized Appreciation on Investments	$213,138,168	$94,804,013	$66,941,907	$12,107,180	$109,696,361	$10,901,420

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2015 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 18, 2015

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 18, 2015